TAXATION - Value-added taxes ("VAT") (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
Change in fair value of derivative liability				¥ 166	¥ 5,207
Net proceeds from issuance of debt		¥ 94,825	$ 13,560	1,767,174	110,000
Repayment of debt		¥ 433,538	$ 61,995	¥ 1,391,219	¥ 7,561
Property leasing arrangement
TAXATION
Value added tax	13.00%
Technical service
TAXATION
Value added tax		6.00%	6.00%